Note Receivable	12 Months Ended
Jun. 30, 2014
Note Receivable [Abstract]
NOTE RECEIVABLE

6.    NOTE RECEIVABLE

During the current fiscal year, the Company loaned a third party $150,000 in Canadian funds. The note was valued at US $140,571 upon issuance. The note bears 8% interest and is due on demand. As of June 30, 2014, the Company has an interest receivable of $5,530 and is included in accounts receivable in the balance sheet.